RIGHT-OF USE ASSETS AND LEASE LIABILITIES - Summary of Supplemental Disclosure for the Balance Sheet Related to Finance Leases (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Assets
Finance lease right-of-use assets included in property and equipment, net	$ 250
Liabilities
Current portion of finance lease liabilities included in Accrued liabilities	$ 115
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities
Non-current portion of finance lease liabilities included in other long-term liabilities	$ 135
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities
Total finance lease liabilities	$ 250